SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2021
Net operating loss carry forwards						$ 65,648
Deferred tax assets, net			$ 5,743			$ 47,090
Statutory rate		21.00%	21.00%	21.00%
Effective tax rate		0.00%	31.30%	1.00%
Agape Superior Living S D N B H D [Member]
Net operating loss carry forwards	$ 196,494	$ 260,479		$ 260,479
Deprecation	(24,244)	(25,682)		(25,682)	$ (18,901)
Deferred tax assets, net	$ 172,250	$ 234,797		$ 234,797
Statutory rate	24.00%			24.00%	24.00%
Preferential tax rate reduction				(0.80%)	(0.30%)
Permanent difference				(0.40%)	(0.50%)
Effective tax rate				22.80%	23.20%
Deferred liabilities, net					$ (18,901)